22. Deferred revenues (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Deferred revenue [line items]
Deferred revenues		R$ 1,021,924	R$ 1,109,112
Current installment		(266,436)	(281,930)
Non-current installment		755,488	827,182
Services to be rendered - pre-paid [member]
Deferred revenue [line items]
Deferred revenues	[1]	189,482	186,310
Government grants [member]
Deferred revenue [line items]
Deferred revenues	[2]	24,732	42,159
Network swap [member]
Deferred revenue [line items]
Deferred revenues	[3]		2,713
Prepaid revenues [member]
Deferred revenue [line items]
Deferred revenues		11,163	11,651
Deferred revenue on sale of towers [member]
Deferred revenue [line items]
Deferred revenues	[4]	788,921	843,017
Contractual liabilities [member]
Deferred revenue [line items]
Deferred revenues	[5]	R$ 7,626	R$ 23,262

[1]	Referring to the recharge of voice credits and data not yet used by customers relating to prepaid system services that are appropriate to the result when the actual use of these services by clients.
[2]	Referring to the release of resources related to the financing line with BNDES (Investment Support Program-BNDES PSI). The sum of grants granted by BNDES up to December 31, 2020 is R$ 203 million and the outstanding amount on December 31, 2020 is R$ 24,732 (R$ 42,159 on December 31, 2019). This amount is being amortized by the useful life of the asset being financed and appropriated in the group of ''other net revenues (expenses)'' (note 28).
[3]	Mainly referring to contracts for the onerous and reciprocal transfer of optical fiber infrastructure.
[4]	Referring to the amount of revenue to be appropriated by the sale of the towers (note 15).
[5]	Contract with clients. The balance of contractual assets and liabilities is as follows: